Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement [Abstract]
Fair value measurement of financial assets and liabilities measured at fair value
(2)	Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	34,995	—	—	34,995
Debt securities	2,580,563	1,654,591	1,078	4,236,232
Equity securities	76,007	25	307,851	383,883
Capital contributions	—	—	1,976,474	1,976,474
Beneficiary certificates	45,394	2,398,592	1,458,776	3,902,762
Loans	—	794,723	104,505	899,228
Derivative assets	69,316	8,042,895	93,970	8,206,181
Other financial assets in foreign currency	—	—	41,679	41,679
Others	34,299	—	144,840	179,139

Sub-total	2,840,574	12,890,826	4,129,173	19,860,573

Financial assets at FVTOCI
Debt securities	9,895,456	22,250,302	—	32,145,758
Equity securities	382,257	—	557,065	939,322

Sub-total	10,277,713	22,250,302	557,065	33,085,080

Derivative assets (designated for hedging)	—	37,786	—	37,786

Total	13,118,287	35,178,914	4,686,238	52,983,439

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	35,161	—	—	35,161
Derivative liabilities	11,700	8,883,976	9,449	8,905,125
Securities sold	12,113	—	—	12,113

Sub-total	58,974	8,883,976	9,449	8,952,399

Derivative liabilities (designated for hedging)	—	202,911	—	202,911

Total	58,974	9,086,887	9,449	9,155,310

(*)
Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.

	December 31, 2023
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	39,241	—	—	39,241
Debt securities	4,414,956	1,888,052	4,230	6,307,238
Equity securities	68,691	19	353,279	421,989
Capital contributions	—	—	2,459,646	2,459,646
Beneficiary certificates	169,012	3,634,938	1,705,965	5,509,915
Loans	—	726,714	56,002	782,716
Derivative assets	113	5,669,078	129,138	5,798,329
Other financial assets in foreign currency	—	—	42,408	42,408
Others	—	—	183,274	183,274

Sub-total	4,692,013	11,918,801	4,933,942	21,544,756

Financial assets at FVTOCI
Debt securities	12,392,117	24,301,994	—	36,694,111
Equity securities	649,220	—	548,164	1,197,384

Sub-total	13,041,337	24,301,994	548,164	37,891,495

Derivative assets (designated for hedging)	—	26,708	—	26,708

Total	17,733,350	36,247,503	5,482,106	59,462,959

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	39,524	—	—	39,524
Derivative liabilities	8,303	5,932,727	1,994	5,943,024
Securities sold	155,765	—	—	155,765

Sub-total	203,592	5,932,727	1,994	6,138,313

Derivative liabilities (designated for hedging)	—	153,007	—	153,007

Total	203,592	6,085,734	1,994	6,291,320

(*)
There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

Valuation methods and input variables for each type of financial instruments measured at fair value and classified into Level 2
1) Valuation methods and input variables for each type of financial instrument classified into level 2 in December 31, 2022 and 2023 are as follows:

	Valuation methods	Input variables
Debt securities	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread and LSMC and Hull-White model.	Risk-free market rate, credit spread, discount rate originated from credit grade, volatility of stock and volatility of interest rate

Equity securities and beneficiary certificates	Equity securities and beneficiary certificates are measured at net asset value method, DCF model (Discounted Cash Flow Model), Binomial Tree model and T-F model.	Values of underlying assets such as bond, discount rate, volatility of stock, terminal growth rate etc.

Derivatives	Fair value is measured by models such as option model (Closed form).	Discount rate, volatility, exchange rate, stock prices, fair value originated from forward price etc.

Loans	Fair value is measured by discounting the future cash flows of debt instruments by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	Risk-free market rate and credit spread

Valuation methods and input variables for each type of financial instruments measured at fair value and classified into Level 3
2) Valuation methods and input variables for each type of financial instrument classified into level 3 in December 31, 2022 and 2023 are as follows:

	Valuation methods	Input variables
Loans	Fair value is measured by using the DCF model (Discounted Cash Flow Model), which is a valuation technique commonly used in the market taking into account the price and volatility of the underlying asset, T-F model, LSMC and Hull-White etc.	Values of underlying assets, volatility, discount rate, volatility of stock, volatility of interest rate

Debt securities	Fair value is measured by models such as LSMC(Least-Squares Monte Carlo), Hull-White model.	Discount rate originated from credit grade, volatility of stocks, volatility of interest rate etc.

Equity securities, capital contributions and Beneficiary certificates	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.

Derivatives	Fair value is measured by models such as option model.	Correlation, etc.

Others	The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree, which is commonly used valuation techniques in the market.	Stock price, volatility of underlying assets, etc.

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs
Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

	Fair value measurement technique	Type	Significant unobservable inputs	Range(%)	Impact of changes in significant unobservable inputs on fair value measurement
Loans	DCF model and others		Discount rate	4.05%~6.58%	Fair value increases as discount rate decreases.
	LSMC(Hull-White)		Volatility of stock	0.19%~0.24%	Fair value increases as volatility of stock increases.
			Volatility of interest rate	0.47%~0.91%	Fair value increases as volatility of interest rate increases.
			Discount rate	13.78%~21.92%	Fair value increases as discount rate decreases.
Derivative assets	Option valuation model and others	Equity related	Correlation coefficient	0.32~0.68	Variation of fair value increases as correlation coefficient increases.
Derivative liabilities	Option valuation model and others	Equity related	Correlation coefficient	0.32~0.68	Variation of fair value increases as correlation coefficient increases.
Equity securities, capital contributions, and beneficiary certificates	Binomial Tree		Discount rate	3.58%	Fair value increases as discount rate decreases.
			Stock prices, Volatility of underlying asset, Volatility of stocks	27.34%~76.22%	Variation of fair value increases as volatility of underlying asset and stock price increases.
	Risk-adjusted discount rate method (Tsiveriotis-Fernandes)		Discount rate	6.98%	Fair value increases as discount rate decreases.
			Volatility of stock	34.6%	Variation of fair value increases as volatility of stock increases.
	DCF model and others		Discount rate	5.08%~19.90%	Fair value increases as discount rate decreases.
			Terminal growth rate	0.00%, 1.00%	Fair value increases as terminal growth rate increases.
			Liquidation value	-1.00%~1.00%	Fair value increases as liquidation value increases.
	LSMC(Hull-White)		Discount rate	5.06%~6.86%	Fair value increases as discount rate decreases.
Others	Binomial Tree		Stock prices, Volatility of underlying asset	15.48%~76.22%	Variation of fair value increases as volatility of underlying asset and stock price increases.
			Discount rate	10.42%	Fair value increases as discount rate decreases.
			Growth rate	0.00%	Fair value increases as terminal growth rate increases

Changes in financial assets and liabilities measured at fair value classified into Level 3
(3)	Changes in financial assets and liabilities measured at fair value classified into Level 3 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Beginning balance	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	4,618	(431)	—	1,000	(4,070)	1,000	2,117
Equity securities	450,371	(24,501)	—	33,570	(154,455)	(1,000)	303,985
Capital contributions	865,685	82,596	—	575,643	(236,201)	—	1,287,723
Beneficiary certificates	1,917,811	10,347	—	86,224	(910,308)	—	1,104,074
Loans	209,062	16,975	—	761,045	(773,447)	—	213,635
Derivative assets	7,872	22,256	—	5,058	—	(5,838)	29,348
Others	84,979	12,245	—	14,982	(16,548)	533	96,191

Sub-total	3,540,398	119,487	—	1,477,522	(2,095,029)	(5,305)	3,037,073

Financial assets at FVTOCI
Equity securities	570,715	—	11,362	645	(1,267)	—	581,455

Total	4,111,113	119,487	11,362	1,478,167	(2,096,296)	(5,305)	3,618,528

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	20,136	4,926	—	(3,979)	(10,188)	(6,254)	4,641
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	19,630	(102)	—	—	(19,528)	—	—

Total	39,766	4,824	—	(3,979)	(29,716)	(6,254)	4,641

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,634 million Won for the year ended December 31, 2021, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)
There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	For the year ended December 31, 2022
	Beginning balance	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	2,117	(40)	—	—	(999)	—	1,078
Equity securities	303,985	697	—	20,175	(16,974)	(32)	307,851
Capital contributions	1,287,723	103,376	—	703,160	(117,785)	—	1,976,474
Beneficiary certificates	1,104,074	(2,922)	—	98,420	259,204	—	1,458,776
Loans	213,635	17,544	—	802,092	(928,766)	—	104,505
Derivative assets	29,348	64,359	—	582	(319)	—	93,970
Other foreign currency financial assets	—	—	—	41,679	—	—	41,679
Others	96,191	16,744	—	40,836	(8,931)	—	144,840

Sub-total	3,037,073	199,758	—	1,706,944	(814,570)	(32)	4,129,173

Financial assets at FVTOCI
Equity securities	581,455	—	2,084	2,357	(28,831)	—	557,065

Total	3,618,528	199,758	2,084	1,709,301	(843,401)	(32)	4,686,238

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	4,641	8,058	—	(351)	(2,899)	—	9,449

Total	4,641	8,058	—	(351)	(2,899)	—	9,449

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to
2,770
million Won for the year ended December 31, 2022, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)
There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	For the year ended December 31, 2023
	Beginning balance	Business combination	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	1,078	—	152	—	4,000	(1,000)	—	4,230
Equity securities	307,851	10,628	10,632	—	62,638	(32,630)	(5,840)	353,279
Capital contributions	1,976,474	10,977	65,437	—	655,921	(249,163)	—	2,459,646
Beneficiary certificates	1,458,776	—	3,534	—	280,435	(36,780)	—	1,705,965
Loans	104,505	—	483	—	577,296	(626,282)	—	56,002
Derivative assets	93,970	—	41,620	—	2,273	(8,725)	—	129,138
Other foreign currency financial assets	41,679	—	729	—	—	—	—	42,408
Others	144,840	—	9,015	—	32,214	(2,795)	—	183,274

Sub-total	4,129,173	21,605	131,602	—	1,614,777	(957,375)	(5,840)	4,933,942

Financial assets at FVTOCI
Equity securities	557,065	—	—	(6,564)	343	(2,657)	(23)	548,164
Loans	—	—	—	—	139,567	(139,567)	—	—

Sub-total	557,065	—	—	(6,564)	139,910	(142,224)	(23)	548,164

Total	4,686,238	21,605	131,602	(6,564)	1,754,687	(1,099,599)	(5,863)	5,482,106

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	9,449	—	1,994	—	—	(9,449)	—	1,994

Total	9,449	—	1,994	—	—	(9,449)	—	1,994

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 171,095 million Won for the year ended December 31, 2023, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

Sensitivity analysis on the unobservable inputs used for measuring Level 3 financial instruments
The sensitivity on fluctuation of input variables by financial instruments as of December 31, 2021, 2022 and 2023 is as follows (Unit: Korean Won in millions):

	December 31, 2021
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	1,668	(1,191)	—	—
Loans (*2)	682	(671)	—	—
Debt securities	13	(12)	—	—
Equity securities (*2) (*3) (*4)	6,348	(5,331)	—	—
Beneficiary certificates (*4)	1,305	(1,171)	—	—
Others (*2)	921	(876)	—	—
Financial assets at FVTOCI
Equity securities (*3) (*4)	—	—	30,391	(23,865)

Total	10,937	(9,252)	30,391	(23,865)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	205	(264)	—	—

Total	205	(264)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)
Fair value changes of equity securities are calculated
by increasing or
decreasing terminal growth rate
(-0.5%~0.5%)
and discount rate
(-1~1%)
or liquidation value
(-1~1%).
The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2022
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	2,453	(1,993)	—	—
Loans (*2)	203	(200)	—	—
Debt securities	1	—	—	—
Equity securities (*2) (*3) (*4)	10,146	(8,079)	—	—
Beneficiary certificates (*4)	737	(737)	—	—
Others (*2)	2,860	(2,790)	—	—
Financial assets at FVTOCI	—	—	—	—
Equity securities (*3) (*4)	—	—	24,370	(17,579)

Total	16,400	(13,799)	24,370	(17,579)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	41	(39)	—	—

Total	41	(39)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)
Fair value
changes of equity securities are calculated by
increasing or
decreasing terminal growth rate
(-0.5%~0.5%)
and discount rate
(-1~1%)
or liquidation value
(-1~1%).
The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2023
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	88	(95)	—	—
Loans (*2)	202	(199)	—	—
Debt securities (*3)	21	(22)	—	—
Equity securities (*2) (*3) (*4)	11,562	(8,953)	—	—
Beneficiary certificates (*4)	722	(722)	—	—
Others (*2)	4,098	(3,921)	—	—
Financial assets at FVTOCI
Equity securities (*3) (*4)	—	—	28,020	(22,302)

Total	16,693	(13,912)	28,020	(22,302)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	10	(7)	—	—

Total	10	(7)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.

(*2)
Fair value changes of equity securities are calculated by increasing or decreasing stock prices
(-10%~10%)
and volatility
(-10%p~10%p).
The stock prices and volatility are major unobservable variables.

(*3)
Fair value
changes of equity securitie
s are calculated by
increasing or decreasing terminal
growth rate
(-0.5%p~1%p)
and discount rate
(-1%p~1%p)
or liquidation value
(-1%p~1%p).
The growth rate,
discount rate, and liquidation
value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

Schedule of fair value measurement of financial instruments measured at amortized costs
(5) Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	2,652,449	24,623,369	—	27,275,818	28,268,516
Loans and other financial assets at amortized cost	—	6,238,724	345,952,544	352,191,268	355,760,729
Financial liabilities:
Deposits due to customers	—	343,931,576	—	343,931,576	342,105,209
Borrowings	—	26,063,256	2,135,047	28,198,303	28,429,603
Debentures	—	42,918,411	—	42,918,411	44,198,486
Other financial liabilities (*)	—	21,244,664	536,209	21,780,873	22,492,705

(*)	Lease liabilities are excluded as of December 31, 2022.

	December 31, 2023
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	2,361,627	21,303,099	—	23,664,726	23,996,172
Loans and other financial assets at amortized cost	—	9,905,518	364,211,207	374,116,725	373,148,148
Financial liabilities:
Deposits due to customers	—	360,186,521	—	360,186,521	357,784,297
Borrowings	—	31,065,237	87,342	31,152,579	30,986,746
Debentures	—	40,504,019	—	40,504,019	41,239,245
Other financial liabilities (*)	—	24,584,447	609,620	25,194,067	25,780,550

(*)	Lease liabilities are excluded as of December 31, 2023.

Valuation methods and input variables for financial assets and liabilities that are measured at amortized costs
The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines the fair value by using valuation methods. Valuation methods and input variables for financial assets and liabilities that are measured at amortized cost are given as follows:

	Valuation methods	Input variables
Securities at amortized cost	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.	Risk-free market rate and credit spread

Loans and other financial assets at amortized cost
The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Risk-free market rate, credit spread and prepayment rate

Deposits due to customers, borrowings, debentures and other financial liabilities	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate and credit spread

Carrying amounts of financial instruments by category
(6) Financial instruments by category
Carrying amounts of financial assets and liabilities by each category are as follows (Unit: Korean Won in millions):

	December 31, 2022
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (designated for hedging)	Total
Deposits	34,995	—	2,994,672	—	3,029,667
Securities	10,676,985	33,085,080	28,268,516	—	72,030,581
Loans	899,228	—	343,918,560	—	344,817,788
Derivative assets	8,206,181	—	—	37,786	8,243,967
Other financial assets	43,184	—	8,847,497	—	8,890,681

Total	19,860,573	33,085,080	384,029,245	37,786	437,012,684

	December 31, 2022
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (designated for hedging)	Total
Deposits due to customers	35,161	342,105,209	—	342,140,370
Borrowings	12,113	28,429,603	—	28,441,716
Debentures	—	44,198,486	—	44,198,486
Derivative liabilities	8,905,125	—	202,911	9,108,036
Other financial liabilities (*)	—	22,492,707	—	22,492,707

Total	8,952,399	437,226,005	202,911	446,381,315

(*)	Lease liabilities are excluded as of December 31, 2022.

	December 31, 2023
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (designated for hedging)	Total
Deposits	39,241	—	1,950,573	—	1,989,814
Securities	14,880,479	37,891,495	23,996,172	—	76,768,146
Loans	782,716	—	358,577,179	—	359,359,895
Derivative assets	5,798,329	—	—	26,708	5,825,037
Other financial assets	43,991	—	12,620,396	—	12,664,387

Total	21,544,756	37,891,495	397,144,320	26,708	456,607,279

	December 31, 2023
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (designated for hedging)	Total
Deposits due to customers	39,524	357,784,297	—	357,823,821
Borrowings	155,765	30,986,746	—	31,142,511
Debentures	—	41,239,245	—	41,239,245
Derivative liabilities	5,943,024	—	153,007	6,096,031
Other financial liabilities (*)	—	25,780,550	—	25,780,550

Total	6,138,313	455,790,838	153,007	462,082,158

(*)	Lease liabilities are excluded as of December 31, 2023.

Income or expense from financial instruments by category
(7) Income or expense from financial instruments by category
Income or expense from financial assets and liabilities by each category during the years ended December 31, 2021, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	45,803	(156)	—	325,751	284,683	656,081
Financial assets at FVTOCI	381,814	1,343	(4,909)	32,624	24,528	435,400
Securities at amortized cost	324,920	—	(664)	—	—	324,256
Loans and other financial assets at amortized cost	9,142,212	494,296	(551,957)	107,317	—	9,191,868
Financial liabilities at amortized cost	(2,901,592)	2,205	—	—	—	(2,899,387)
Net derivatives (designated for hedging)	—	—	—	72,493	—	72,493

Total	6,993,157	497,688	(557,530)	538,185	309,211	7,780,711

	For the year ended December 31, 2022
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	106,698	(134)	—	238,502	136,136	481,202
Financial assets at FVTOCI	632,615	1,606	827	(21,498)	23,846	637,396
Securities at amortized cost	515,246	—	(3,151)	—	—	512,095
Loans and other financial assets at amortized cost	13,399,990	600,902	(881,668)	74,204	—	13,193,428
Financial liabilities at amortized cost	(5,950,277)	2,094	—	—	—	(5,948,183)
Net derivatives (designated for hedging)	—	—	—	78,822	—	78,822

Total	8,704,272	604,468	(883,992)	370,030	159,982	8,954,760

	For the year ended December 31, 2023
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	192,094	514	—	488,486	222,357	903,451
Financial assets at FVTOCI	999,407	1,621	(16,542)	(37,641)	17,936	964,781
Securities at amortized cost	782,513	—	(5,549)	—	—	776,964
Loans and other financial assets at amortized cost	18,667,540	578,387	(1,839,987)	203,942	—	17,609,882
Financial liabilities at amortized cost	(11,887,127)	1,247	—	—	—	(11,885,880)
Net derivatives (designated for hedging)	—	—	—	15,678	—	15,678

Total	8,754,427	581,769	(1,862,078)	670,465	240,293	8,384,876